4. Stock-Based Compensation (Details - Schedule of Summary of Restricted Stock Units)	3 Months Ended
Sep. 23, 2018 shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unvested at beginning of June 24, 2018	908,293
Granted
Vested
Forfeited	(134,723)
Unvested at September 23, 2018	773,570